Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 28, 2012
Registrant Name	dei_EntityRegistrantName	CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0001527972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND (Prospectus Summary) | CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETOPX